Supplemental Information on Gas-Producing Activities (Unaudited) (Marcellus Joint Venture)	12 Months Ended
Dec. 31, 2013
Marcellus Joint Venture
Supplemental Information on Gas-Producing Activities (Unaudited)
18.	Supplemental Information on Gas-Producing Activities (Unaudited)

Costs incurred for property acquisitions, exploration and development are as follows for Rice Energy (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Acquisitions:
Unproved leaseholds	$305,000	$47,396	$16,877
Development costs	184,217	89,307	72,776
Exploration costs:
Geological and geophysical	9,951	3,275	660

Total costs incurred	$499,168	$139,978	$90,313

The following table presents the results of operations related to natural gas production for Rice Energy (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Revenues	$87,847	$26,743	$13,972
Production costs	19,712	8,824	2,157
Exploration costs	9,951	3,275	660
Depreciation, depletion and amortization	29,808	13,329	5,920
Write-down of abandoned leases	—	2,253	109
General and administrative expenses	5,108	3,050	2,212

Results of operations from producing activities	$23,268	$(3,988)	$2,914

Reserve quantity information is as follows for Rice Energy:

	Natural Gas (MMcf)
	For the Years Ended December 31,
	2013	2012	2011
Proved developed and undeveloped reserves:
Beginning of year	304,272	232,996	12,230
Extensions and discoveries	100,626	176,956	223,538
Revision of previous estimates	757	(96,911)	620
Production	(22,995)	(8,769)	(3,392)

End of year	382,660	304,272	232,996

Proved developed reserves:
End of year	144,310	61,225	25,397
Proved undeveloped reserves:
End of year	238,350	243,047	207,599

Extensions, Discoveries and Other Additions

The Company added 100,626 MMcf, 176,956 MMcf and 223,538 MMcf through its drilling program in the Marcellus Shale in 2013, 2012 and 2011, respectively.

Revision of Previous Estimates

In 2012, the Company had net negative revisions of 96,911 MMcf, as 32 proved undeveloped locations were removed from its estimate of reserves at December 31, 2011 due primarily to declines in natural gas pricing and changes to the Company’s drilling plans with regards to horizontal drilling.

The reserve quantity information is limited to reserves which had been evaluated as of December 31, 2013. Proved developed reserves represent only those reserves expected to be recovered from existing wells and support equipment. Proved undeveloped reserves are expected to be recovered from new wells after substantial development costs are incurred. Netherland, Sewell and Associates, Inc. reviewed 100% of the total net gas proved reserves attributable to the Company’s interests and the Company’s Marcellus joint venture as of December 31, 2013 and 2012.

The information presented represents estimates of proved natural gas reserves based on evaluations prepared by the independent petroleum engineering firms of Netherland, Sewell and Associates, Inc. and Wright & Company in accordance with Standards Pertaining to the Estimating and Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Evaluation Engineers and definitions and guidelines established by the SEC. The Company’s independent reserve engineers were selected for their historical experience and geographic expertise in engineering unconventional resources. Since 1961, Netherland, Sewell and Associates, Inc. has evaluated oil and gas properties and independently certified petroleum reserves quantities in the United States and internationally. Wright & Company was founded in 1988 and performs consulting petroleum engineering services under the Texas Board of Professional Engineers.

Certain information concerning the assumptions used in computing the standardized measure of proved reserves and their inherent limitations are discussed below. The Company believes such information is essential for a proper understanding and assessment of the data presented. Future cash inflows are computed by applying the 12-month unweighted arithmetic average of the first-day-of-the-month price for each month in the period January through, respectively, to the period-end quantities of those reserves. Gas prices are held constant throughout the lives of the properties.

The assumptions used to compute estimated future net revenues do not necessarily reflect the Company’s expectations of actual revenues or costs, or their present worth. In addition, variations from the expected production rates also could result directly or indirectly from factors outside of the Company’s control, such as unintentional delays in development, changes in prices, or regulatory controls. The standardized measure calculation further assumes that all reserves will be disposed of by production. However, if reserves are sold in place, this could affect the amount of cash eventually realized.

Future development and production costs are computed by estimating the expenditures to be incurred in developing and producing the proved natural gas reserves at the end of the year, based on period-end costs and assuming continuation of existing economic conditions.

An annual discount rate of 10% was used to reflect the timing of the future net cash flows relating to proved natural gas reserves.

Information with respect to Rice Energy’s estimated discounted future net cash flows related to its proved natural gas reserves is as follows (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Future cash inflows	$1,496,294	$869,882	$1,015,589
Future production costs	(517,101)	(323,855)	(208,733)
Future development costs	(219,879)	(262,084)	(206,612)

Future net cash flows	759,314	283,943	600,244
10% annual discount for estimated timing of cash flows	(342,150)	(181,725)	(330,924)

Standardized measure of discounted future net cash flows(1)	$417,164	$102,218	$269,320

(1)	Does not include the effects of income taxes on future revenues at December 31, 2013 and 2012 because as of December 31, 2013 and 2012, the Company was a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to the Company’s equity holders. However, in connection with the closing of the IPO, as a result of the corporate reorganization, the Company became a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income.

For 2013, the reserves for Rice Energy were computed using unweighted arithmetic averages of the closing prices on the first day of each month during 2013, adjusted for energy content and a regional price differential. For 2013, this adjusted gas price was $3.91 per Mcf.

For 2012, the reserves for Rice Energy were computed using unweighted arithmetic averages of the closing prices on the first day of each month during 2012, adjusted for energy content and a regional price differential. For 2012, this adjusted gas price was $2.86 per Mcf.

For 2011, the reserves for Rice Energy were computed using unweighted arithmetic averages of the closing prices on the first day of each month during 2011, adjusted for energy content and a regional price differential. For 2011, this adjusted gas price was $4.36 per Mcf.

The following are the principal sources of changes in the standardized measure of discounted future net cash flows for Rice Energy (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Balance at beginning of period	$102,218	$269,320	$46,422
Net change in prices and production costs	101,345	(83,873)	(15,929)
Net change in future development costs	29,336	(31,811)	(3,695)
Natural gas net revenues	(68,135)	(18,376)	(11,815)
Extensions	114,489	38,937	243,003
Revisions of previous quantity estimates	1,133	(108,209)	(14,259)
Previously estimated development costs incurred	66,894	17,036	3,040
Accretion of discount	10,230	26,932	4,642
Changes in timing and other	59,654	(7,738)	17,911

Balance at end of period	$417,164	$102,218	$269,320

Gains on sales of interests in gas properties are not included in the information set forth above. We have also allocated certain general and administrative expenses to the Company’s results of operations as these expenses relate to production activities.

Costs incurred for property acquisitions, exploration and development related to the Company’s Marcellus joint venture (“the Marcellus joint venture”) are as follows (represents Rice Energy’s proportionate share, in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Acquisitions:
Unproved leaseholds	$—	$—	$519
Development costs	46,571	46,725	21,700
Exploration costs:
Geological and geophysical	—	—	—

Total costs incurred	$46,571	$46,725	$22,219

The following table presents Rice Energy’s share of the results of operations related to natural gas production of the Marcellus joint venture (represents Rice Energy’s proportionate share, in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Revenues	$45,339	$13,142	$2,872
Production costs	12,557	5,436	379
Impairment of oil and gas properties	—	—	1,296
Depreciation, depletion and accretion	12,500	4,702	1,092
General and administrative expenses	1,557	986	—

Results of operations from producing activities	$18,725	$2,018	$105

Reserve quantity information is as follows for the Marcellus joint venture (represents Rice Energy’s proportionate share, in thousands):

	Natural Gas (MMcf)
	For the Years Ended December 31,
	2013	2012	2011
Proved developed and undeveloped reserves:
Beginning of year	128,118	58,103	—
Extensions and discoveries	19,812	98,119	58,800
Revision of previous estimates	(26,803)	(23,808)	—
Production	(11,443)	(4,296)	(697)

End of year	109,684	128,118	58,103

Proved developed reserves:
End of year	52,370	35,013	14,474
Proved undeveloped reserves:
End of year	57,314	93,105	43,629

Rice Energy’s 50% equity interest in the Marcellus joint venture added 19,812 MMcf, 98,119 MMcf and 58,800 MMcf through its drilling program in the Marcellus Shale in 2013, 2012 and 2011, respectively. In 2013, Rice Energy’s 50% equity interest in the Marcellus joint venture had net negative revisions of 26,803 MMcf due primarily to performance revisions. In 2012, Rice Energy’s 50% equity interest in the Marcellus joint venture had net negative revisions of 23,808 MMcf due primarily to declines in natural gas pricing.

Information with respect to Rice Energy’s share of the Marcellus joint venture’s estimated discounted future net cash flows related to its proved natural gas reserves is as follows (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Future cash inflows	$427,167	$364,157	$252,384
Future production costs	(132,427)	(127,086)	(29,683)
Future development costs	(46,344)	(86,213)	(51,882)

Future net cash flows	248,396	150,858	170,819
10% annual discount for estimated timing of cash flows	(102,293)	(79,781)	(100,232)

Standardized measure of discounted future net cash flows(1)	$146,103	$71,077	$70,587

(1)	Does not include the effects of income taxes on future revenues at December 31, 2013 and 2012 because as of December 31, 2013 and 2012, the Company was a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to the Company’s equity holders. However, in connection with the closing of the IPO, as a result of the corporate reorganization, the Company became a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income.

For 2013, the reserves for the Marcellus joint venture were computed using unweighted arithmetic averages of the closing prices on the first day of each month during 2013, adjusted for energy content and a regional price differential. For 2013, this adjusted gas price was $3.90 per Mcf.

For 2012, the reserves for the Marcellus joint venture were computed using unweighted arithmetic averages of the closing prices on the first day of each month during 2012, adjusted for energy content and a regional price differential. For 2012, this adjusted gas price was $2.84 per Mcf.

For 2011, the reserves for the Marcellus joint venture were computed using unweighted arithmetic averages of the closing prices on the first day of each month during 2011, adjusted for energy content and a regional price differential. For 2011, this adjusted gas price was $4.34 per Mcf.

The following is for the Marcellus joint venture (represents Rice Energy’s proportionate share, in thousands), the principal sources of changes in the standardized measure of discounted future net cash flows:

	For the Years Ended December 31,
	2013	2012	2011
Balance at beginning of period	$71,077	$70,587	$—
Net change in prices and production costs	81,974	(26,855)	—
Net change in future development costs	2,781	(262)	—
Natural gas net revenues	(32,782)	(7,707)	(2,494)
Extensions	18,950	38,131	73,081
Revisions of previous quantity estimates	(14,752)	(28,923)	—
Previously estimated development costs incurred	31,253	12,862	—
Accretion of discount	7,111	7,059	—
Changes in timing and other	(19,509)	6,185	—

Balance at end of period	$146,103	$71,077	$70,587